HEALTH FITNESS CORPORATION
3600 AMERICAN BLVD. WEST
BLOOMINGTON, MN 55431
TELEPHONE: (952) 831-6830
FAX: (952) 831-7264
March 30, 2007
Via EDGAR
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

RE:	Health Fitness Corporation, SEC File No. 000-25064, CIK No. 886432 Form 10-K for Year Ended December 30, 2006
Ladies/Gentlemen:
     Pursuant to Section 13 of the Securities Exchange Act of 1934, enclosed for filing is Health Fitness Corporation’s Annual Report on Form 10-K for the fiscal year ended December 31, 2006.
     Pursuant to General Instruction D(3) to Form 10-K, we advise you that the financial statements contained in the Form 10-K reflect a change from the preceding year in its method of accounting for share-based payment to adopt Statement of Financial Accounting Standards No. 123(R), Share-Based Payments. We also advise you that we are now following Statement of Financial Accounting Standards No. 131, Disclosure about Segments of an Enterprise and Related Information, for the two segments of our business: Fitness Management and Health Management.
     If you have any questions or comments, please contact the undersigned.

Sincerely,

/s/ Wesley W. Winnekins

Wesley W. Winnekins
Chief Financial Officer
Enclosure